Lines of Credit (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Borrowing Limit	$ 12,200,673	$ 12,300,000	$ 10,500,000	$ 10,500,000
Principal Borrowed	12,200,673	11,757,325	11,024,235	10,398,249
Accrued Interest	8,271,437	7,553,382	6,237,415	4,949,593
Total Outstanding	$ 20,472,110	$ 19,310,707	$ 17,261,650	$ 15,347,842
Chairman and CEO
Interest Rate	1.00%	1.00%	1.00%	1.00%
Borrowing Limit	$ 10,300,000	$ 10,300,000	$ 8,500,000	$ 8,500,000
Repayment Terms	Due on Demand	Due on Demand	Due on Demand	Due on Demand
Principal Borrowed	$ 10,200,673	$ 9,757,325	$ 9,024,235	$ 8,398,249
Accrued Interest	6,175,119	5,576,997	4,501,030	3,453,208
Total Outstanding	$ 16,375,792	$ 15,334,322	$ 13,525,265	$ 11,851,457
Security	General Security over Assets	General Security over Assets	General Security over Assets	General Security over Assets
Purpose	General Corporate Requirements	General Corporate Requirements	General Corporate Requirements	General Corporate Requirements
Wife of Chairman
Interest Rate	1.00%	1.00%	1.00%	1.00%
Borrowing Limit	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000
Repayment Terms	Due on Demand	Due on Demand	Due on Demand	Due on Demand
Principal Borrowed	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000
Accrued Interest	2,096,318	1,976,385	1,736,385	1,496,385
Total Outstanding	$ 4,096,318	$ 3,976,385	$ 3,736,385	$ 3,496,385
Security	General Security over Assets	General Security over Assets	General Security over Assets	General Security over Assets
Purpose	General Corporate Requirements	General Corporate Requirements	General Corporate Requirements	General Corporate Requirements